Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 14, 2017
Registrant Name	FundX Investment Trust
Central Index Key	0001602508
Amendment Flag	false
Document Creation Date	Feb. 14, 2017
Document Effective Date	Mar. 10, 2017
Prospectus Date	Mar. 10, 2017
FundX Sustainable Impact Fund | FundX Sustainable Impact Fund
Prospectus:
Trading Symbol	SRIFX